Stockholders' Equity (Deficiency) (Details 6) - Unvested Stock Options [Member] - $ / shares	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Number of Options
Beginning balance	31,803	14,102
Granted	152,698	26,460
Vested	(44,241)	(8,759)
Forfeited	(2,100)
Ending balance	138,160	31,803
Weighted average exercise price
Beginning balance	$ 48.09	$ 31.71
Granted	11.35	48.22
Vested	27.81	46.81
Forfeited	21.10
Ending balance	14.39	48.09
Weighted average grant date fair value
Beginning balance	25.74	17.25
Granted	6.01	26.11
Vested	15.02	24.83
Forfeited	11.32
Ending balance	$ 7.63	$ 25.74